Long term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Long term Investments
Balance	¥ 162,853		¥ 126,181	¥ 177,141
Additions	30,000		65,000	98,000
Share of loss of equity method investees	(83)	$ (13)	(2,520)	(162,725)
Fair value change through earnings	(35,330)		(21,975)	12,550
Changes of interest in the equity method investees				5,494
Impairment	0		0	(5,000)
Foreign currency translation	(1,134)		(3,833)	721
Balance	156,306	$ 24,528	162,853	126,181
Equity Method Investments.
Long term Investments
Balance	4,787		7,307	66,538
Additions	30,000			98,000
Share of loss of equity method investees	(83)		(2,520)	(162,725)
Changes of interest in the equity method investees				5,494
Balance	34,704		4,787	7,307
Equity Security With Readily Determinable Fair Values
Long term Investments
Balance	64,916		90,724	77,453
Fair value change through earnings	(35,330)		(21,975)	12,550
Foreign currency translation	(1,134)		(3,833)	721
Balance	28,452		64,916	90,724
Equity Securities Without Readily Determinable Fair Values
Long term Investments
Balance	93,150		28,150	33,150
Additions			65,000
Impairment				(5,000)
Balance	¥ 93,150		¥ 93,150	¥ 28,150